Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Item 402(v) Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation and Human Capital Committee view the link between the Company’s performance and named executive officer pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis beginning on page 27.
Required Tabular Disclosure of Pay Versus Performance
The following table reports the compensation of our principal executive officer (“PEO”) and the average compensation of the other named executive officers (“NEO”) as disclosed in the Summary Compensation Table (“SCT”) for the past three fiscal years, as well as their “compensation actually paid,” as defined and calculated pursuant to Item 402(v) of Regulation S-K, and certain performance measures required by the rules. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income (loss), and non-GAAP operating income (loss). Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
					Value of initial fixed $100 investment based on:
Year (1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average SCT total for Non-PEO NEOs	Average compensation actually paid to Non-PEO NEOs(2)	Arlo total shareholder return(3)	Peer group total shareholder return(3)	Net income (loss) (in thousands)(4)	Non-GAAP operating income (loss) (in thousands)(5)
2023	$9,911,634	$36,543,991	$1,367,684	$8,011,446	$122.21	$102.64	$(22,036)	$24,957
2022	$15,405,950	$(4,020,347)	$4,282,541	$(18,473)	$45.06	$89.18	$(56,626)	$(6,064)
2021	$10,458,023	$17,399,037	$1,691,808	$2,843,554	$134.66	$113.69	$(56,029)	$(11,226)
(1)
Mr. McRae served as our PEO for 2023, 2022, and 2021. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Kurtis Binder and Brian Busse; (ii)for 2022, Kurtis Binder, Brian Busse and Gordon Mattingly; and (iii) for 2021, Brian Busse and Gordon Mattingly.

(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae’s total compensation and average total reported compensation for our non-PEO NEOs as a group for each year as reported in the Summary Compensation Table to determine the CAP.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Change in fair value of prior years’ equity awards vested during the year*	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2023	$9,911,634	$6,550,000	$13,090,000	$—	$9,792,219	$10,300,138	$—	$36,543,991
2022	$15,405,950	$13,818,702	$6,667,578	$—	$(11,529,152)	$(746,021)	$—	$(4,020,347)
2021	$10,458,023	$8,954,297	$13,512,337	$181,540	$2,678,829	$(477,395)	$—	$17,399,037
Average Non-PEO Named Executive Officers
2023	$1,367,684	$629,750	$1,428,000	$—	$4,513,101	$1,332,411	$—	$8,011,446
2022	$4,282,541	$3,854,616	$2,019,945	$—	$(1,435,189)	$(234,257)	$796,897	$(18,473)
2021	$1,691,808	$1,101,269	$1,268,440	$—	$1,223,275	$(238,700)	$—	$2,843,554
*
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)
Arlo TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group TSR is calculated based on the Russell 2000 Index, which is used for purposes of Item 201(e) of Regulation S-K.

(4)	Net income (loss) as reported in our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, 2022, and 2021.
(5)
As required by Item 402(v) of Regulation S-K, we have determined that non-GAAP operating income (loss) is the company selected measure. Non-GAAP operating income (loss) is a non-GAAP financial measure, which represents the GAAP operating income (loss), excluding stock-based compensation expense and other expenses, such as: restructuring charges, impairment charges, separation expense, amortization of development of software cost, and litigation reserves, net. Non-GAAP operating income (loss) may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Non-GAAP operating income (loss) drives our annual performance bonus program in which our NEOs participate and is further described in the Compensation Discussion and Analysis section above. Non-GAAP operating income (loss) as reported and included in our Earnings Release on Form 8-K for the fiscal year ended December 31, 2023, 2022, and 2021.

Company Selected Measure Name	non-GAAP operating income (loss)
Named Executive Officers, Footnote
(1)
Mr. McRae served as our PEO for 2023, 2022, and 2021. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Kurtis Binder and Brian Busse; (ii)for 2022, Kurtis Binder, Brian Busse and Gordon Mattingly; and (iii) for 2021, Brian Busse and Gordon Mattingly.

Peer Group Issuers, Footnote
(3)
Arlo TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group TSR is calculated based on the Russell 2000 Index, which is used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 9,911,634	$ 15,405,950	$ 10,458,023
PEO Actually Paid Compensation Amount	$ 36,543,991	(4,020,347)	17,399,037
Adjustment To PEO Compensation, Footnote
(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae’s total compensation and average total reported compensation for our non-PEO NEOs as a group for each year as reported in the Summary Compensation Table to determine the CAP.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Change in fair value of prior years’ equity awards vested during the year*	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2023	$9,911,634	$6,550,000	$13,090,000	$—	$9,792,219	$10,300,138	$—	$36,543,991
2022	$15,405,950	$13,818,702	$6,667,578	$—	$(11,529,152)	$(746,021)	$—	$(4,020,347)
2021	$10,458,023	$8,954,297	$13,512,337	$181,540	$2,678,829	$(477,395)	$—	$17,399,037
Average Non-PEO Named Executive Officers
2023	$1,367,684	$629,750	$1,428,000	$—	$4,513,101	$1,332,411	$—	$8,011,446
2022	$4,282,541	$3,854,616	$2,019,945	$—	$(1,435,189)	$(234,257)	$796,897	$(18,473)
2021	$1,691,808	$1,101,269	$1,268,440	$—	$1,223,275	$(238,700)	$—	$2,843,554
*
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,367,684	4,282,541	1,691,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,011,446	(18,473)	2,843,554
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae’s total compensation and average total reported compensation for our non-PEO NEOs as a group for each year as reported in the Summary Compensation Table to determine the CAP.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Change in fair value of prior years’ equity awards vested during the year*	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2023	$9,911,634	$6,550,000	$13,090,000	$—	$9,792,219	$10,300,138	$—	$36,543,991
2022	$15,405,950	$13,818,702	$6,667,578	$—	$(11,529,152)	$(746,021)	$—	$(4,020,347)
2021	$10,458,023	$8,954,297	$13,512,337	$181,540	$2,678,829	$(477,395)	$—	$17,399,037
Average Non-PEO Named Executive Officers
2023	$1,367,684	$629,750	$1,428,000	$—	$4,513,101	$1,332,411	$—	$8,011,446
2022	$4,282,541	$3,854,616	$2,019,945	$—	$(1,435,189)	$(234,257)	$796,897	$(18,473)
2021	$1,691,808	$1,101,269	$1,268,440	$—	$1,223,275	$(238,700)	$—	$2,843,554
*
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Russell 2000 Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Russell 2000 Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Russell 2000 Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Russell 2000 Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
Listed below are the financial measures that in our assessment represent the most important performance measures we use to link CAP for the last fiscal year to company performance:
•	Non-GAAP operating income (loss)
•	Cash Balance
•	Arlo stock price
•	Cumulative paid subscriber accounts

Total Shareholder Return Amount	$ 122.21	45.06	134.66
Peer Group Total Shareholder Return Amount	102.64	89.18	113.69
Net Income (Loss)	$ (22,036,000)	$ (56,626,000)	$ (56,029,000)
Company Selected Measure Amount	24,957,000	(6,064,000)	(11,226,000)
PEO Name	Mr. McRae	Mr. McRae	Mr. McRae
Additional 402(v) Disclosure
All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating income (loss)
Non-GAAP Measure Description
(5)
As required by Item 402(v) of Regulation S-K, we have determined that non-GAAP operating income (loss) is the company selected measure. Non-GAAP operating income (loss) is a non-GAAP financial measure, which represents the GAAP operating income (loss), excluding stock-based compensation expense and other expenses, such as: restructuring charges, impairment charges, separation expense, amortization of development of software cost, and litigation reserves, net. Non-GAAP operating income (loss) may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Non-GAAP operating income (loss) drives our annual performance bonus program in which our NEOs participate and is further described in the Compensation Discussion and Analysis section above. Non-GAAP operating income (loss) as reported and included in our Earnings Release on Form 8-K for the fiscal year ended December 31, 2023, 2022, and 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Balance
Measure:: 3
Pay vs Performance Disclosure
Name	Arlo stock price
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative paid subscriber accounts
PEO | Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,550,000)	$ (13,818,702)	$ (8,954,297)
PEO | Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,090,000	6,667,578	13,512,337
PEO | Fair Value of Equity Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	181,540
PEO | Change in Fair Value of Prior Years’ Equity Awards that Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,792,219	(11,529,152)	2,678,829
PEO | Change in Fair Value of Prior Years’ Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,300,138	(746,021)	(477,395)
PEO | Fair Value of Prior Years’ Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,750)	(3,854,616)	(1,101,269)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,428,000	2,019,945	1,268,440
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value of Prior Years’ Equity Awards that Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,513,101	(1,435,189)	1,223,275
Non-PEO NEO | Change in Fair Value of Prior Years’ Equity Awards Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,411	(234,257)	(238,700)
Non-PEO NEO | Fair Value of Prior Years’ Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (796,897)	$ 0